FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

NOTE 13 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT:

The Company is exposed to a variety of financial risks, which results from its financing, operating and investing activities. The objective of financial risk management is to contain, where appropriate, exposures in these financial risks to limit any negative impact on the Company’s financial performance and position.

The Company’s financial instruments are its cash, trade and other receivables, payables, other payables and loans in different currencies (NIS, CAD and USD). The Company actively measures, monitors and manages its financial risk exposures by various functions pursuant to the segregation of duties and principals. The risks arising from the Company’s financial instruments are mainly credit risk and currency risk. The Company’s borrowings bear both fixed and variable interest rates. The risk management policies employed by the Company to manage these risks are discussed below.

A.	Credit risk:

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the balance sheet date. The Company closely monitors the activities of its counterparties and controls access to its intellectual property, which enables it to ensure the prompt collection of customers’ balances.

The Company’s main financial assets are cash and cash equivalents and trade accounts receivable and represent the Company’s maximum exposure to credit risk in connection with its financial assets. Wherever possible and commercially practical the Company holds cash with major financial institutions In Israel.

	September 30,	December 31,
	2026	2025

Cash and Cash Equivalents	$26,563	$13,525
Restricted cash and long term deposits	6,637	384
Investment in financial assets	3,349	55,642
Short term and long term trade receivables	19,983	4,255
Long term financial assets at fair value	343	333
Other accounts receivable	3,053	2,937
Total	$59,928	$77,076

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2026

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)

NOTE 13 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (CONTINUED):

B.	Liquidity risks:

Liquidity risk is the risk that arises when the maturity of assets and the maturity of liabilities do not match. An unmatched position potentially enhances profitability but can also increase the risk of loss. The Company has procedures with the object of minimizing such loss by maintaining sufficient cash and other highly liquid current assets and by having an available adequate amount of committed credit facilities. The following tables detail the Company’s remaining contractual maturity for its financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Company can be required to pay.

	Contractual
	Carrying amounts	Within 1 year	over 1 year
Trade payables	$3,760	$3,760	$-
Other accounts payable	$2,944	$2,944	$-
Loans	$5,901	$1,557	$4,976
Lease liability	$2,558	$1,322	$1,534

C.	Market risks:

The Company’s’ business of maintenance services of various electronic systems is highly competitive and involves a certain degree of risk. The Company’s business operations will depend largely upon the outcome of continued sales and services to security establishments and the initiation of sales of their products to the civilian markets.

The Company’s Cust2Mate business is new, and the Company is aware of competitors in the market. In addition to the regular management oversight and skills required, success in this segment will require the Company to penetrate the market as rapidly as possible.

Foreign exchange risk arises when the Company enters into transactions denominated in a currency other than its functional currency. The Company buys its inventories mostly in USD and sells its products in NIS.

As of September 30, 2026, if the Company’s functional currency (ILS) had strengthened/ weakened by 5% against the USD, with all other variables held constant, the loss for the nine month period would decrease /increase by approximately $721.

D.	Interest rate risks:

The Company’s exposure to cash flow interest rate risk from long-term borrowings at fixed and variable rate, which is immaterial.

E.	Capital management

The Company has incurred recurring losses and negative cash flows from operating activities since inception, such that as of September 30, 2026, the Company had accumulated losses of $159,879 thousand and a net loss in the amount of $22,182 thousand for the nine months ended September 30, 2026. As of the date of the issuance of the accompanied condensed consolidated interim financial statements, the Company has not yet commenced generating sufficient revenues to fund its operations and therefore depends on fundraising from new and existing investors to finance its activities.

The Company’s primary capital management objectives are to maintain sufficient liquidity to support its ongoing operations, fund its growth initiatives and meet its financial obligations as they become due. The Company continues to expand its commercial operations and increase revenues, while managing its operating expenditures and working capital requirements. In addition to its existing cash resources and operating cash flows, the Company has established financing arrangements, including bank credit facilities, to support the manufacturing and deployment of its products and its ongoing business activities. These financing arrangements provide the Company with additional financial flexibility as it continues to execute its growth strategy.

The Company expects to continue expanding its operations over the next 12 to 24 months, supported by increasing revenues, existing cash resources and available financing facilities. While the Company may continue to incur operating losses as it scales its business, management believes that its current financial resources, together with available credit facilities and anticipated cash flows from operations, will be sufficient to fund its planned operations and meet its financial obligations for at least the next 12 months from the date of issuance of these financial statements. The Company continues to monitor its liquidity position, working capital requirements and capital allocation to ensure that its financial resources are appropriately managed in support of its business objectives.